Details of Cash and Cash Equivalents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash and deposits in bank	$ 38,851	$ 19,025
Time deposits	155,360	142,695
Cash and Cash Equivalents, at Carrying Value	$ 194,211	$ 161,720	$ 154,734	$ 88,763